Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Warrants Tables
Summary of the Warrant Activity
	Outstanding					Outstanding
	as of					as of
	December 31,					September 30,
Warrant class	2016	Issued	Exercised	Converted	Expired	2017

Class F Warrants	300,000	—	—	—	—	300,000
Class G Warrants	1,503,409	—	—	—	—	1,503,409
Class H Warrants	1,988,095	—	—	—	—	1,988,095
Class I Warrants	1,043,646	—	—	—	—	1,043,646
Class K Warrants	5,200,000	2,000,000	—	—	—	7,200,000
Class L Warrants	65,945,005	—	(1,746,666)	—	—	64,198,339
Series A Warrants	2,106,594	—	(545,246)	—	—	1,561,348
	78,086,749	2,000,000	(2,291,912)	—	—	77,794,837

	Outstanding				Outstanding					Outstanding
	as of				as of					as of
	December 31,				December 31,					December 31,
Warrant class	2014	Issued	Exercised	Expired	2015	Issued	Exercised	Converted	Expired	2016

Class E Warrants	3,576,737	—	—	—	3,576,737	—	—	—	(3,576,737)	—
Class F Warrants	300,000	—	—	—	300,000	—	—	—	—	300,000
Class G Warrants	1,503,409	—	—	—	1,503,409	—	—	—	—	1,503,409
Class H Warrants	1,988,095	—	—	—	1,988,095	—	—	—	—	1,988,095
Class I Warrants	1,043,646	—	—	—	1,043,646	—	—	—	—	1,043,646
Class J Warrants	629,378	—	—	—	629,378	4,012,289	(4,641,667)	—	—	—
Class K Warrants	—	3,310,000	—	—	3,310,000	1,890,000	—	—	—	5,200,000
Class L Warrants	—	—	—	—	—	66,788,338	(843,333)	—	—	65,945,005
Class M Warrants	—	—	—	—	—	1,943,333	(1,943,333)	—	—	—
Series A Warrants	25,951,421	—	—	—	25,951,421	—	(143,400)	(23,701,427)	—	2,106,594
Series B Warrants	15,570,852	—	—	(15,570,852)	—	—	—	—	—	—
	50,563,538	3,310,000	—	(15,570,852)	38,302,686	74,633,960	(7,571,733)	(23,701,427)	(3,576,737)	78,086,749

Summary of the Warrant Exercise Price per Share
	Exercise	Expiration
	price/share	date

Class F Warrants	$0.35	February 2018
Class G Warrants	$0.80	July 2018
Class H Warrants	$0.80	July 2018
Class I Warrants	$0.85	September 2018
Class K Warrants	$0.08	June 2025
Class K Warrants	$0.11	August 2027
Class L Warrants	$0.08	March 2019
Series A Warrants	$0.03	March 2019

	Exercise	Expiration
	price/share	date

Class F Warrants	$0.35	February 2018
Class G Warrants	$0.80	July 2018
Class H Warrants	$0.80	July 2018
Class I Warrants	$0.85	September 2018
Class K Warrants	$0.08	June 2025
Class L Warrants	$0.08	March 2019
Series A Warrants	$0.03	February 2021

Summary of Changes in Warrant Liability
	Class K	Series A
	Warrants	Warrants	Total

Warrant liability as of December 31, 2016	$884,000	$358,120	$1,242,120
Issued	—	—	—
Warrant redemption	—	(57,372)	(57,372)
Change in fair value	(208,000)	(115,223)	(323,223)
Warrant liability as of March 31, 2017	$676,000	$185,525	$861,525
Issued	—	—	—
Warrant redemption	—	(9,594)	(9,594)
Change in fair value	—	(35,410)	(35,410)
Warrant liability as of June 30, 2017	$676,000	$140,521	$816,521
Issued	200,000	—	200,000
Warrant redemption	—	—	—
Change in fair value	(52,000)	93,681	41,681
Warrant liability as of September 30, 2017	$824,000	$234,202	$1,058,202

	Class J	Class K	Class M	Series A	Series B
	Warrants	Warrants	Warrants	Warrants	Warrants	Total

Warrant liability as of December 31, 2014	$3,839	$—	$—	$155,709	$78	$159,626
Issued	—	36,990	—	—	—	36,990
Change in fair value	(939)	(14,290)	—	(43,209)	(78)	(58,516)
Warrant liability as of December 31, 2015	$2,900	$22,700	$—	$112,500	$—	$138,100
Issued	—	25,350	9,091	—	—	34,441
Change in fair value	150,275	835,950	105,401	1,132,092	—	2,223,718
Redeemed	(153,175)	—	(114,492)	(886,472)	—	(1,154,139)
Warrant liability as of December 31, 2016	$—	$884,000	$—	$358,120	$—	$1,242,120